Property and Equipment Asset Retirement Obligation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Asset retirement obligations, beginning of year	$ 483	$ 390
Liabilities incurred	50	19
Liabilities settled	(67)	(130)
Accretion expense	24	17
Changes in estimated cash flows	49	187
Asset retirement obligations, end of year	539	483
Asset retirement costs capitalized, net	258	241
Other current liabilities
Asset retirement obligations, beginning of year	41
Asset retirement obligations, end of year	16	41
Other long-term liabilities [Member]
Asset retirement obligations, beginning of year	442
Asset retirement obligations, end of year	$ 523	$ 442